As filed with the Securities and Exchange Commission on December 16, 2005

Commission File Nos. 333-81266

811-08401

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 11	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 73	☒

JNLNY Separate Account I

(Exact Name of Registrant)

Jackson National Life Insurance Company of New York

(Name of Depositor)

2900 Westchester Avenue, Purchase, New York 10577

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (888) 367-5651

Thomas J. Meyer, Esq.

Senior Vice President, Secretary and General Counsel

Jackson National Life Insurance Company

1 Corporate Way

Lansing, MI 48951

(Name and Address of Agent for Service)

Copy to:

John S. (Scott) Kreighbaum, Esq.

Jackson National Life Insurance Company

1 Corporate Way

Lansing, MI 48951

It is proposed that this filing will become effective:

___	immediately upon filing pursuant to paragraph (b)
_X_	on December 30, 2005, pursuant to paragraph (b)
___	60 days after filing pursuant to paragraph (a)(1)
___	on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

_X_	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts.

EXPLANATORY NOTE: Parts A and B of Post-Effective Amendment No. 9, filed on April 28, 2005 (Accession No. 0000927730-05-000087), as thereafter supplemented, are hereby incorporated by reference. Other than as set forth herein, this post-effective amendment does not amend or delete any other part of this registration statement.

PART C. OTHER INFORMATION

Item 24	Financial Statements and Exhibits

	(a)	Financial Statements:

		(1)	Financial statements and schedules included in Part A:

Not Applicable

		(2)	Financial statements and schedules included in Part B - incorporated by reference to Registrant's Post-Effective Amendment No. 9, filed on April 28, 2005 (File Nos. 333-81266 and 811-08401):

JNLNY Separate Account I

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2004
Statements of Operations for the period ended December 31, 2004
Statements of Changes in Net Assets for the periods ended December 31, 2004, 2003 and 2002
Notes to Financial Statements

Jackson National Life Insurance Company of New York

Report of Independent Registered Public Accounting Firm
Balance Sheets for the years ended December 31, 2004, 2003 and 2002
Income Statements for the years ended December 31, 2004, 2003 and 2002
Statements of Stockholder's Equity and Comprehensive Income for the years ended December 31, 2004, 2003 and 2002
Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002
Notes to Financial Statements

Item 24. (b)	Exhibits

Exhibit No.	Description

1.

Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.	Not Applicable

3.a.	General Distributor Agreement dated September 19, 1997, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

4.a.	Form of the Perspective Focus Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

b.	Specimen of Tax Sheltered Annuity Endorsement, incorporated by reference to Registrant's Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

c.	Specimen of Retirement Plan Endorsement, incorporated by reference to Registrant's Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

d.	Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to Registrant's Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

e.	Specimen of Roth IRA Endorsement, incorporated by reference to Registrant's Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

f.	Form of Earnings Protection Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

g.	Form of Maximum Anniversary Value Death Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

h.	Form of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

i.	Form of Waiver of Withdrawal Charges for Extended Care Endorsement, incorporated by reference to Registrant's Registration Statement filed on January 23, 2002 (File Nos. 333-81266 and 811-08401).

j.	Form of Amended 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on May 8, 2002 (File Nos. 333-81266 and 811-08401).

k.	Form of Reduced Administration Charge Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on May 8, 2002 (File Nos. 333-81266 and 811-08401).

l.	Form of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on May 8, 2002 (File Nos. 333-81266 and 811-08401).

m.	Form of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 2 filed on November 1, 2002 (File Nos. 333-81266 and 811-08401).

n.	Form of Fixed Account Option Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 2 filed on November 1, 2002 (File Nos. 333-81266 and 811-08401).

o.	Specimen of Charitable Remainder Trust Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

p.	Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

f.	Specimen of Charitable Remainder Trust Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

g.	Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (333-70384 and 811-08401).

5.a.	Form of the Perspective Focus Fixed and Variable Annuity Application, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on May 8, 2002 (File Nos. 333-81266 and 811-08401).

b.

Form of the Perspective Focus Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on April 30, 2003 (File Nos. 333-81266 and 811-08401).

6.a.	Declaration and Charter of Depositor, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.	By-laws of Depositor, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

7.a.	Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to Registrant's Pre-Effective Amendment No. 4 filed on December 15, 2003 (File Nos. 333-37175 and 811-08401).

b.	Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

8.	Not Applicable

9.	Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed on April 28, 2005 (File Nos. 333-81266 and 811-08401).

11.	Not Applicable

12.	Not Applicable

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Donald B. Henderson, Jr. 4A Rivermere Apartments Bronxville, NY 10708	Director

David L. Porteous 20434 Crestview Drive Reed City, MI 49777	Director

Donald T. DeCarlo 200 Manor Road Douglaston, New York 11363	Director

Joanne P. McCallie 1 Birch Road 110 Berkowitz East Lansing, MI 48824	Director

Herbert G. May III 275 Grove St Building 2 4th floor Auburndale, MA 02466	Chief Administrative Officer & Director

Richard D. Ash 1 Corporate Way Lansing, MI 48951	Vice President - Actuary & Appointed Actuary

John B. Banez 1 Corporate Way Lansing, MI 48951	Vice President - Systems & Programming

James P. Binder 1 Corporate Way Lansing, MI 48951	Vice President - Finance & Corporate Strategy

John H. Brown 1 Corporate Way Lansing, MI 48951	Vice President - Government Relations & Director

Joseph Mark Clark 1 Corporate Way Lansing, MI 48951	Vice President - Policy Administration Systems

Marianne Clone 1 Corporate Way Lansing, MI 48951	Vice President - Administration - Customer Service Center & Director

James B. Croom 1 Corporate Way Lansing, MI 48951	Vice President & Deputy General Counsel

Gerald W. Decius 1 Corporate Way Lansing, MI 48951	Vice President - Systems Application Coordinator

Lisa C. Drake 1 Corporate Way Lansing, MI 48951	Senior Vice President - Chief Actuary

Phillip Brian Eaves 1 Corporate Way Lansing, MI 48951	Vice President - Corporate Development

Robert A. Fritts 1 Corporate Way Lansing, MI 48951	Senior Vice President & Controller - Financial Operations

James D. Garrison 1 Corporate Way Lansing, MI 48951	Vice President - Tax

Julia A. Goatley 1 Corporate Way Lansing, MI 48951	Vice President, Senior Counsel, Assistant Secretary & Director

James G. Golembiewski 1 Corporate Way Lansing, MI 48951	Vice President & Chief of Compliance for Separate Accounts, Senior Counsel & Assistant Secretary

Andrew B. Hopping 1 Corporate Way Lansing, MI 48951	Executive Vice President, Chief Financial Officer, Treasurer & Chairman of the Board

Stephen A. Hrapkiewicz, Jr. 1 Corporate Way Lansing, MI 48951	Senior Vice President - Human Resources

Clifford J. Jack 8055 E. Tufts Avenue Suite 1000 Denver, CO 80237	Executive Vice President & Chief Distribution Officer

Timo P. Kokko 1 Corporate Way Lansing, MI 48951	Vice President - Support Services

Everett W. Kunzelman 1 Corporate Way Lansing, MI 48951	Vice President - Underwriting

Clark P. Manning, Jr. 1 Corporate Way Lansing, MI 48951	President, Chief Executive Officer& Director

Thomas J. Meyer 1 Corporate Way Lansing, MI 48951	Senior Vice President, General Counsel & Secretary

Keith R. Moore 1 Corporate Way Lansing, MI 48951	Vice President - Technology

P. Chad Myers 1 Corporate Way Lansing, MI 48951	Senior Vice President - Asset/Liability Management

J. George Napoles 1 Corporate Way Lansing, MI 48951	Executive Vice President & Chief Information Officer

Mark D. Nerud 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President - Fund Accounting & Administration

Russell E. Peck 1 Corporate Way Lansing, MI 48951	Vice President - Financial Operations & Director

Bradley J. Powell 210 Interstate North Parkway Suite 401 Atlanta, GA 30339-2120	Vice President - Institutional Marketing Group

Laura L. Prieskorn 1 Corporate Way Lansing, MI 48951	Vice President - Model Office

James B. Quinn 1 Corporate Way Lansing, MI 48951	Vice President - Broker Management/CCS/Collections

Kathleen M. Smith 1 Corporate Way Lansing, MI 48951	Vice President - Administration - Denver Service Center

James R. Sopha 1 Corporate Way Lansing, MI 48951	Executive Vice President - Corporate Development

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company	State of Organization	Control/Ownership	Business Principal

120 Orion, LLC	South Carolina	100% Jackson National Life Insurance Company	Real Estate

Alaiedon, LLC	Michigan	100% Hermitage Management LLC

Alcona Funding LLC	Delaware	100% Jackson National Life Insurance Company	Investment Related Company

Berrien Funding LLC	Delaware	100% Jackson National Life Insurance Company	Investment Related Company

BH Clearing, LLC	Michigan	100% Jackson National Life Insurance Company	Broker/Dealer

Brooke Finance Corporation	Delaware	100% Brooke Holdings, Inc.	Finance Company

Brooke Holdings, Inc.	Delaware	100% Brooke Holdings (UK) Limited	Holding Company Activities

Brooke Holdings (UK) Limited	United Kingdom	100% Holborn Delaware Corporation	Holding Company Activities

Brooke Investment, Inc.	Delaware	100% Brooke Holdings, Inc.	Investment Related Company

Brooke Life Insurance Company	Michigan	100% Brooke Holdings, Inc.	Life Insurance

Brooke (Jersey) Limited	United Kingdom	100% Prudential One Limited	Holding Company Activities

Calhoun Funding LLC	Delaware	100% Jackson National Life Insurance Company	Investment Related Company

Crescent Telephone	Delaware	100% Jackson National Life Insurance Company	Telecommunications

Curian Capital, LLC	Michigan	100% Jackson National Life Insurance Company	Registered Investment Advisor

Equestrian Pointe Investors, L.L.C.	Illinois	100% Jackson National Life Insurance Company	Real Estate

Forty Partners #1, L.C.	Missouri	100% Jackson National Life Insurance Company	Real Estate

GCI Holding Corporation	Delaware	70% Jackson National Life Insurance Company	Holding Company Activities

GS28 Limited	United Kingdom	100% Brooke Holdings (UK) Limited	Holding Company Activities

Hermitage Management, LLC	Michigan	100% Jackson National Life Insurance Company	Advertising Agency

Holborn Delaware Corporation	Delaware	100% Prudential Four Limited	Holding Company Activities

Holliston Mills	Delaware	70% Jackson National Life Insurance Company	Textile Mfg.

Industrial Coatings Group	Delaware	70% Jackson National Life Insurance Company	Textile Mfg.

IFC Holdings, Inc.	Delaware	100% National Planning Holdings Inc.	Broker/Dealer

Investment Centers of America	Delaware	100% IFC Holdings, Inc.	Broker/Dealer

JNL Investors Series Trust	Massachusetts	100% Jackson National Life Insurance Company	Investment Company

Jackson National Asset Management, LLC	Michigan	100% Jackson National Life Insurance Company	Investment Adviser and Transfer Agent

Jackson National Life (Bermuda) Ltd.	Bermuda	100% Jackson National Life Insurance Company	Life Insurance

Jackson National Life Distributors, Inc.	Delaware	100% Jackson National Life Insurance Company	Advertising/Marketing Corporation and Broker/Dealer

Jackson National Life Insurance Company	New York	100% Jackson National Life Insurance Company of New York	Life Insurance

JNLI LLC	Delaware	100% Jackson National Life Insurance Company	Tuscany Notes

JNL Series Trust	Massachusetts	Common Law Trust with contractual association with Jackson National Life Insurance Company of New York	Investment Company

JNL Southeast Agency LLC	Michigan	100% Jackson National Life Insurance Company	Insurance Agency

JNL Variable Fund LLC	Delaware	100% Jackson National Separate Account - I	Investment Company

JNLNY Variable Fund I LLC	Delaware	100% JNLNY Separate Account I	Investment Company

LePages Management Company, LP	Delaware	50% LePages MC, LLC

LePages MC, LLC	Delaware	100% PPM Management, Inc.

Life Insurance Company of Georgia	Georgia	100% Jackson National Life Insurance Company	Life Insurance

Life of Georgia Agency, Inc.	Georgia	100% Brooke Holdings, Inc.	Insurance Agency

Meadows NRH Associates, L.P.	Texas	100% Meadows NRH, Inc.	Real Estate

Meadows NRH, Inc.	Texas	100% Jackson National Life Insurance Company	Real Estate

National Planning Corporation	Delaware	100% National Planning Holdings, Inc.	Broker/Dealer and Investment Adviser

National Planning Holdings, Inc.	Delaware	100% Brooke Holdings, Inc.	Holding Company Activities

Piedmont Funding LLC	Delaware	100% Jackson National Life Insurance Company	Investment Related Company

PPM Holdings, Inc.	Delaware	100% Brooke Holdings, Inc.	Holding Company Activities

Prudential plc	United Kingdom	Publicly Traded	Financial Institution

Prudential One Limited	United Kingdom	100% Prudential plc	Holding Company Activities

Prudential Two Limited	United Kingdom	100% Prudential One Limited	Holding Company Activities

Prudential Three Limited	United Kingdom	100% Prudential One Limited	Holding Company Activities

Prudential Four Limited	United Kingdom	80% Prudential One Limited, 10% Prudential Two Limited, 10% Prudential Three Limited	Holding Company Activities

SII Investments, Inc.	Wisconsin	100% National Planning Holdings, Inc.	Broker/Dealer
Company	State of Organization	Control/Ownership	Business Principal

Item 27. Number of Contract Owners as of November 25, 2005

Qualified - 205

Non-qualified - 416

Item 28. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)

Jackson National Life Distributors, Inc. acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II and the JNLNY Separate Account IV.

(b)	Directors and Officers of Jackson National Life Distributors, Inc.:

Name and Business Address	Positions and Offices with Underwriter

Michael A. Wells 401 Wilshire Blvd. Suite 1200 Santa Monica, CA 90401	Director

Andrew B. Hopping 1 Corporate Way Lansing, MI 48951	Director and Chief Financial Officer

Clifford J. Jack 8055 E. Tufts Avenue Suite 1000 Denver, CO 80237	President and Chief Executive Officer

Nikhil Advani 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Business Planning Services

Stephen M. Ash 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Finance

Michael Bell 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Senior Vice President and Chief Legal Officer

Kristen (West) Billows 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Fixed and Index Annuities Marketing Strategy

William Britt 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Print and Distribution Services

Tori Bullen 210 Interstate North Parkway Suite 401 Atlanta, GA 30339-2120	Vice President - Institutional Marketing Group

Greg Cicotte 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Executive Vice President, National Sales Manager

Maura Collins 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Regulatory Accounting and Special Projects

Steve Goldberg 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - National Sales Desk

Julia A. Goatley 1 Corporate Way Lansing, MI 48951	Assistant Secretary

Luis Gomez 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Corporate/Curian Brand Manager

Thomas Hurley 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Market Research and Analysis

Mark Jones 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Production Management

Steve Kluever 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Senior Vice President - Variable Product Development

James Livingston 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Executive Vice President - Operations

Doug Mantelli 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Creative Services

Susan McClure 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Business Development and Chief of Staff

James McCorkle 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - National Accounts

Thomas J. Meyer 1 Corporate Way Lansing, MI 48951	Secretary

Jack Mishler 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Marketing Strategy, Variable Annuities

Michael Nicola 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Senior Vice President - Strategic Relationships

Bradley J. Powell 210 Interstate North Parkway Suite 401 Atlanta, GA 30339-2120	Executive Vice President

Peter Radloff 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Advanced Markets

Gregory B. Salsbury 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Executive Vice President

Greg Smith 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Senior Vice President - Business Planning Services

David Sprague 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Senior Vice President - Marketing Strategy

Daniel Starishevsky 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Senior Vice President - Marketing Communications

Doug Townsend 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President and Controller - Financial Operations

Ray Trueblood 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - Life Insurance Marketing Strategy

Phil Wright 8055 E. Tufts Avenue Suite 1100 Denver, CO 80237	Vice President - New Business Development

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation

Jackson National Life Distributors, Inc.	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 30. Location of Accounts and Records

Jackson National Life Insurance Company

1 Corporate Way

Lansing, Michigan 48951

Jackson National Life Insurance Company

Institutional Marketing Group Service Center

1 Corporate Way

Lansing, Michigan 48951

Jackson National Life Insurance Company

8055 East Tufts Ave., Second Floor

Denver, Colorado 80237

Jackson National Life Insurance Company

225 West Wacker Drive, Suite 1200

Chicago, IL 60606

Item 31. Management Services

Not Applicable

Item 32. Undertakings and Representations

a.

Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.

Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c.

Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d.

Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e.

The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 16th day of December, 2005.

JNLNY Separate Account I

(Registrant)

Jackson National Life Insurance Company of New York

By: /s/ Thomas J. Meyer

Thomas J. Meyer

Senior Vice President, General Counsel,

Secretary and Director

Jackson National Life Insurance Company of New York (Depositor)

By: /s/ Thomas J. Meyer

Thomas J. Meyer

Senior Vice President, General Counsel,

Secretary and Director

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Thomas J. Meyer* Clark P. Manning, Jr. President and Chief Executive Officer	December 16, 2005 Date

/s/ Thomas J. Meyer* Andrew B. Hopping Executive Vice President, Chief Financial Officer, and Director	December 16, 2005 Date

/s/ Thomas J. Meyer* Herbert G. May III Chief Administrative Officer and Director	December 16, 2005 Date

/s/ Thomas J. Meyer* Bradley J. Powell Vice President - IMG and Director	December 16, 2005 Date

/s/ Thomas J. Meyer Thomas J. Meyer Senior Vice President, General Counsel and Director	December 16, 2005 Date

/s/ Thomas J. Meyer* John J. Brown Vice President - Government Relations and Director	December 16, 2005 Date

/s/ Thomas J. Meyer* Marianne Clone Vice President - Administration - Customer Service Center and Director	December 16, 2005 Date

/s/ Thomas J. Meyer* Julia A. Goatley Vice President, Senior Counsel, Assistant Secretary and Director	December 16, 2005 Date

/s/ Thomas J. Meyer* Russell E. Peck Vice President - Financial Operations and Director	December 16, 2005 Date

/s/ Thomas J. Meyer* Donald B. Henderson, Jr. Director	December 16, 2005 Date

/s/ Thomas J. Meyer* David C. Porteous Director	December 16, 2005 Date

/s/ Thomas J. Meyer* Donald T. DeCarlo Director	December 16, 2005 Date

/s/ Thomas J. Meyer* Joanne P. McCallie Director	December 16, 2005 Date

* Thomas J. Meyer, Attorney In Fact

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as a director and/or officer of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoints Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning (with full power to each of them to act alone) his attorney-in-fact and agent, each with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to execute, deliver and file in the names of the undersigned, any of the documents referred to below relating to the registration statement on Form N-4, under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933, as amended, covering the registration of a Variable Annuity Contract issued by JNLNY Separate Account I (the Registrant), including the initial registration statements, any amendment or amendments thereto, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorney-in-fact and agent, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he could do in person, thereby ratifying all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

This Power of Attorney may be executed in one or more counterparts, each of which shall be deemed to be an original, and all of which shall be deemed to be a single document.

IN WITNESS WHEREOF, each of the undersigned director and/or officer hereby executes this Power of Attorney as of the 3rd day of January, 2005.

/s/ Clark P. Manning

Clark P. Manning

President and Chief Executive Officer

/s/ Andrew B. Hopping

Andrew B. Hopping

Executive Vice President, Chief Financial Officer

and Director

/s/ Bradley J. Powell

Bradley J. Powell

Vice President - IMG and Director

/s/ Herbert G. May III

Herbert G. May III

Chief Administrative Officer and Director

/s/ Thomas J. Meyer

Thomas J. Meyer

Senior Vice President, General Counsel and Director

/s/ John H. Brown

John H. Brown

Vice President - Government Relations and Director

/s/ Marianne Clone

Marianne Clone

Vice President - Administration - Customer Service

Center and Director

/s/ Julia A. Goatley

Julia A. Goatley

Vice President, Senior Counsel, Assistant Secretary

and Director

/s/ Russell E. Peck

Russell E. Peck

Vice President - Financial Operations and Director

/s/ Donald B. Henderson, Jr.

Donald B. Henderson, Jr.

Director

/s/ David L. Porteous

David L. Porteous

Director

/s/ Donald T. DeCarlo

Donald T. DeCarlo

Director

/s/ Joanne P. McCallie

Joanne P. McCallie

Director